DERIVATIVE INSTRUMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Comprehensive income (loss) from derivatives before reclassifications	$ (367)	$ 1,292	$ 1,211
Income (loss) reclassified from accumulated other comprehensive income (effective portion)	(494)	2,595	(332)
Operating Expense [Member]
Description Of Location Of Foreign Currency Cash Flow Hedge Derivatives On Statement Of Operations	Operating expenses	Operating expenses
Income (loss) reclassified from accumulated other comprehensive income (effective portion)	(494)	2,595
Other Comprehensive Income (Loss) [Member]
Description Of Location Of Foreign Currency Cash Flow Hedge Derivatives On Statement Of Operations	Other comprehensive income (loss)	Other comprehensive income (loss)
Comprehensive income (loss) from derivatives before reclassifications	$ (367)	$ 1,292